Inventories (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories.
Raw materials and by-products	$ 2,775,890	$ 2,410,275	$ 1,836,783
Medicine, materials and spare parts	1,344,944	1,110,559	877,837
Balanced feed	467,359	380,121	330,238
Processed chicken	1,552,946	1,575,985	1,554,115
Commercial eggs	63,764	55,364	56,599
Processed beef	167,582	151,402	47,954
Processed turkey	1,620	2,472	4,482
Other processed products	1,885	2,160	2,199
Total	$ 6,375,990	$ 5,688,338	$ 4,710,207